SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
Net sales	[1]	$ 15,753	$ 14,052	$ 15,921
Cost of net sales
Cost of net sales		11,363	11,385	16,996
Gross profit (loss) by Segment		4,390	2,667	(1,075)
Operating expenses:
Research and development		5,881	4,762	6,886
Total operating expenses		11,199	7,054	4,244
Operating loss		(6,809)	(4,387)	(5,319)
Interest income		2,208	2,154	1,136
Other income, net		2,024	(706)	1,649
Income tax expense		(1,274)	(2,063)	(3,294)
Net loss		(3,851)	(5,002)	(5,828)
Comprehensive loss		(6,378)	(11,497)	(9,554)
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative		768	862	769
Total operating expenses		768	862	769
Operating loss		(768)	(862)	(769)
Loss before income taxes and equity in loss of affiliated companies		(768)	(862)	(769)
Equity in net loss of affiliated companies		(3,083)	(4,140)	(5,059)
Net loss		(3,851)	(5,002)	(5,828)
Other comprehensive loss, net of tax		(2,527)	(6,495)	(3,726)
Comprehensive loss		$ (6,378)	$ (11,497)	$ (9,554)

[1]	Revenue recognized for the years ended December 31, 2023, 2022 and 2021 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.1 million, $0.3 million and $0.4 million, respectively.